CASH (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash	$ 10,209	$ 22,415		$ 3,463
Restricted cash				2,316
Restricted cash included in other assets	3,297	3,297
Total cash and restricted cash as shown in the consolidated statements of cash flows	$ 13,506	$ 25,712	$ 16,667	$ 5,779	$ 917